RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Summary of related party agreements and transactions in the consolidated statements of income
The following table reflects the related party agreements and transactions in the consolidated statements of income (loss), for the years ended December 31:

(MILLIONS)	2023	2022	2021
Revenues
Power purchase and revenue agreements	$14	$21	$103

Direct operating costs
Energy marketing fee & other services	(5)	(1)	(8)
Insurance services(1)	—	—	(26)

Interest expense
Borrowings	$(35)	$—	$(2)
Contract balance accretion	(26)	(20)	(21)
	$(61)	$(20)	$(23)

Other
Distribution income	$8	$—	$—
Other related party services	$3	$(5)	$(4)
Financial instrument gain/(loss)	$21	$5	$—

Management service costs	$(205)	$(243)	$(288)
(1)Prior to November 2021, insurance services were paid to external insurance service providers through subsidiaries of Brookfield Corporation. The fees paid to the subsidiaries of Brookfield Corporation in 2023 were nil (2022 was nil and 2021: was nil). As of November 2021, Brookfield, through a regulated subsidiary, began providing insurance coverage through third-party commercial insurers for the benefits of certain entities in North America. The premiums and claims paid are not included in the table above.

Summary of related party agreements and transactions on the consolidated statements of financial position
The following table reflects the impact of the related party agreements and transactions on the consolidated statements of financial position as at December 31:

(MILLIONS)	Related party	2023	2022
Current assets
Trade receivables and other current assets
Contract asset	Brookfield	$61	$54

Due from related parties
Amounts due from	Brookfield(1)	1,386	105
	Equity-accounted investments and other	57	18
		1,443	123
Non-current assets
Financial instrument assets	Brookfield	170	395

Other long-term assets
Contract asset	Brookfield	314	341

Due from related parties
	Equity-accounted investments and other	135	128
Current liabilities
Contract Liability	Brookfield	35	24

Financial instrument liabilities	Brookfield Reinsurance	2	3

Due to related parties
Amounts due to	Brookfield(1)	541	205
	Equity-accounted investments and other	13	24
	Brookfield Reinsurance	242	321
Accrued distributions payable on LP units, BEPC exchangeable shares, Redeemable/Exchangeable partnership units and GP interest	Brookfield	39	38
		835	588
Non-current liabilities
Financial instrument liabilities	Brookfield Reinsurance	2	3

Due to related parties
Amounts due to	Brookfield(2)	496	—
	Equity-accounted investments and other	209	1
		705	1
Corporate borrowings	Brookfield Reinsurance	8	7

Non-recourse borrowings	Brookfield Reinsurance and associates	101	93

Other long-term liabilities
Contract liability	Brookfield	680	662

Equity
Preferred limited partners equity	Brookfield Reinsurance and associates	$11	11
(1)Includes receivables of $1,328 million (2022: $45 million) associated with the Brookfield Global Transition Fund credit facility.
(2)Includes payables of $6 million (2022: $39 million), $81 million (2022: $64 million), and $307 million (2022: nil) associated with the Brookfield Infrastructure Fund IV, Brookfield Global Transition Fund, and Brookfield Global Transition Fund II credit facilities, respectively.